UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Large-Cap Value Fund
Schedule of Investments (Unaudited)
September 30, 2005
	Shares	Value
Common Stocks 100.5%
Aerospace and Defense 5.9%
Honeywell International	180,000	$ 6,750,000
United Technologies	135,000	6,998,400
		13,748,400
Capital Markets 2.8%
Bank of New York	220,000	6,470,200

Chemicals 7.2%
Dow Chemical	160,000	6,667,200
Praxair	115,000	5,511,950
Rohm and Haas	110,000	4,524,300
		16,703,450
Commercial Banks 5.8%
Bank of America	160,000	6,736,000
U.S. Bancorp	240,000	6,739,200
		13,475,200
Communications Equipment 3.1%
Cisco Systems*	405,800	7,273,965

Computers and Peripherals 2.8%
International Business Machines	80,000	6,417,600

Diversified Financial Services 2.8%
JPMorgan Chase	190,000	6,446,700

Energy Traders 3.5%
AES*	500,000	8,215,000

Food and Staples Retailing 3.0%
Costco Wholesale	160,000	6,887,200

Health Care Equipment and Supplies 5.8%
Baxter International	180,000	7,176,600
Medtronic	116,000	6,219,920
		13,396,520
Health Care Providers and Services 2.9%
HCA	140,000	6,708,800

Industrial Conglomerates 5.4%
General Electric	220,000	7,407,400
Tyco International	185,000	5,152,250
		12,559,650
Insurance 9.9%
Prudential Financial	100,000	6,756,000
St. Paul Travelers Companies	155,000	6,954,850
UnumProvident	450,000	9,225,000
		22,935,850
IT Services 3.4%
Amdocs*	280,000	7,764,400

Machinery 3.0%
Caterpillar	120,000	7,050,000

Multiline Retail 2.9%
J.C. Penney	140,000	6,638,800

Oil, Gas and Consumable Fuels 7.2%
Chevron	110,000	7,120,300
Valero Energy	85,000	9,610,100
		16,730,400
Paper and Forest Products 2.8%
Georgia-Pacific	190,000	6,471,400

Pharmaceuticals 3.0%
Wyeth	150,000	6,940,500

Road and Rail 6.0%
CSX	150,000	6,972,000
Union Pacific	95,000	6,811,500
		13,783,500
Specialty Retail 1.9%
The Gap	250,000	4,357,500

Thrifts and Mortgage Finance 3.0%
Washington Mutual	175,000	6,863,500

Tobacco 3.5%
Altria Group	110,000	8,108,100

Wireless Telecommunication Services 2.9%
Sprint Nextel	280,000	6,658,400

Total Investments 100.5%		232,605,035

Other Assets Less Liabilities (0.5)%		(1,145,765)

Net Assets 100.0%		$231,459,270

Seligman Smaller-Cap Value Fund
Schedule of Investments (Unaudited)
September 30, 2005
	Shares or Principal Amount		Value
Common Stocks 101.0%
Aerospace and Defense 1.9%
Cubic	385,000	shs.	$ 6,591,200

Airlines 1.7%
Continental Airlines*	625,000		6,037,500

Beverages 2.3%
Constellation Brands (Class A)*	300,000		7,800,000

Biotechnology 5.0%
CV Therapeutics*	123,800		3,311,031
Protein Design Labs*	500,000		13,997,500
			17,308,531
Building Products 3.1%
York International	190,000		10,653,300

Chemicals 13.1%
Cabot	200,000		6,602,000
Chemtura	750,000		9,315,000
Hercules*	510,000		6,232,200
Lyondell Chemical	287,500		8,228,250
Minerals Technologies	115,000		6,579,150
NOVA Chemicals	220,000		8,096,000
			45,052,600
Commercial Services and Supplies 7.4%
Brink's	250,000		10,265,000
Korn/Ferry International	475,000		7,785,250
Waste Connections*	210,000		7,366,800
			25,417,050
Communications Equipment 1.5%
Plantronics	170,800		5,262,348

Containers and Packaging 1.0%
Smurfit-Stone Container*	320,000		3,312,000

Diversified Consumer Services 2.7%
Sotheby's Holdings (Class A)*	550,000		9,196,000

Electrical Equipment 1.7%
EnerSys*	390,200		5,919,334

Electronic Equipment and Instruments 2.4%
Trimble Navigation*	250,000		8,416,250

Energy Equipment and Services 5.2%
Hanover Compressor*	600,000		8,316,000
Universal Compression Holdings*	240,000		9,544,800
			17,860,800
Food Products 2.1%
Bunge	140,000		7,366,800

Health Care Providers and Services 3.9%
Apria Healthcare Group*	250,000		7,977,500
HealthSouth*	1,300,000		5,362,500
			13,340,000
Hotels, Restaurants and Leisure 5.2%
Landry's Restaurants	125,000		3,662,500
Ruby Tuesday	350,000		7,616,000
WMS Industries*	240,000		6,751,200
			18,029,700
Household Durables 2.7%
Harman International Industries	90,000		9,204,300

Insurance 7.6%
Allmerica Financial*	230,000		9,462,200
Infinity Property & Casualty	162,600		5,694,252
Montpelier Re Holdings	91,700		2,278,745
W.R. Berkley	225,000		8,883,000
			26,318,197
IT Services 1.8%
Carreker*	900,000		6,327,000

Machinery 7.0%
Mueller Industries	215,000		5,970,550
Stewart & Stevenson Services	420,000		10,017,000
Terex*	162,700		8,042,261
			24,029,811
Media 2.6%
Cadmus Communications	425,000		8,878,250

Multiline Retail 1.4%
Fred's	375,000		4,689,375

Oil, Gas and Consumable Fuels 2.0%
Peabody Energy	80,000		6,748,000

Paper and Forest Products 1.1%
Bowater	130,000		3,675,100

Pharmaceuticals 1.8%
Andrx*	400,000		6,170,000

Road and Rail 1.9%
J.B. Hunt Transport Services	340,000		6,461,700

Semiconductors and Semiconductor Equipment 5.8%
ATI Technologies*	600,000		8,361,000
Credence Systems*	900,000		7,173,000
Skyworks Solutions*	650,000		4,550,000
			20,084,000
Specialty Retail 5.1%
Blockbuster (Class A)	900,000		4,275,000
Finish Line (Class A)	450,000		6,554,250
Pacific Sunwear of California*	320,000		6,865,600
			17,694,850

Total Common Stocks			347,843,996

Repurchase Agreement 1.1%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $3,732,964, collateralized by: $3,890,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $3,846,238	$3,732,000		3,732,000

Total Investments 102.1%			351,575,996

Other Assets Less Liabilities (2.1)%			(7,077,012)

Net Assets 100.0%			$ 344,498,984

__________
* Non-income producing securities.

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (Unaudited)
September 30, 2005

Organization: — Seligman Value Fund Series, Inc. consists of two separate Funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
Large-Cap Value Fund	$192,326,027	$ 47,850,076	$ 7,571,068	$40,279,008
Smaller-Cap Value Fund	277,787,539	100,927,013	27,138,556	73,788,457

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer
Date:	November 22, 2005

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.